Other administrative expenses - Remuneration to auditors (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Auditor's remuneration details
Audit fees	kr (9)	kr (8)	kr (9)
Other fees	(2)	(3)	(3)
Total	kr (11)	kr (11)	kr (12)